Revenue - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 1,331	$ 1,127
Allowance for current expected credit losses	(31)	(20)	$ (3)	$ (3)
Total accounts receivable, net	$ 1,300	$ 1,107